Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Expenses - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of the Income Tax Expenses [Abstract]
Profit before income tax	$ 2,023,394	$ 40,049	$ 5,012,021	$ 3,321,716	$ 7,615,878
Taxation at the applicable tax rates of 25%/16.5%/21%	509,528	12,627	1,271,453	846,672	1,903,969
Tax effect on non-taxable income	(17,240)	(1,782)	(7,674)	(148)	(11,191)
Tax effect of expenses that are not deductible	$ 57,914	$ 25,059	650,797	568,066	731,849
Overprovision in respect of previous year			323,118	(6,584)	(117,010)
Income taxes			$ 2,237,694	$ 1,408,006	$ 2,507,617